Immaterial Corrections of Prior Period Financial Statements - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Goodwill	$ 72,098		$ 16,161			$ 705	$ 31,654	$ 705
Operating lease right of use assets	17,740		12,827			155
Long-term investments	25,518		35,588			8,487
Other non-current assets	1,345		903			7,478
Total assets	431,201		473,437			233,869
Liabilities
Other current liabilities	12,792		7,137			2,235
Current portion of operating lease liabilities	3,926		3,086			115
Operating lease liability-long term	13,638		9,647			19
Deferred tax liabilities	8,799		5,073			5,045
Other long-term liabilities	725		620			7,275
Total liabilities	110,512		106,807			37,688
Stockholders' Equity
Accumulated deficit	(672,037)		(605,758)			(349,747)
Accumulated other comprehensive loss	(5,691)		222			1,231
Total Ideanomics, Inc. shareholders' equity	296,471		363,027			183,695
Non-controlling interest	22,956		2,341			3,739
Total equity	319,427	$ 364,800	365,368	$ 543,198	$ 417,043	187,434	$ 58,737	$ 43,212
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity	$ 431,201		$ 473,437			233,869
Previously Reported
Assets
Goodwill						1,165
Operating lease right of use assets						7,117
Long-term investments						8,570
Other non-current assets						517
Total assets						234,412
Liabilities
Other current liabilities						1,920
Current portion of operating lease liabilities						430
Operating lease liability-long term						6,759
Deferred tax liabilities						0
Other long-term liabilities						535
Total liabilities						32,643
Stockholders' Equity
Accumulated deficit						(346,883)
Accumulated other comprehensive loss						1,256
Total Ideanomics, Inc. shareholders' equity						186,584
Non-controlling interest						6,438
Total equity						193,022
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity						234,412
Adjustments
Assets
Goodwill						(460)
Operating lease right of use assets						(6,962)
Long-term investments						(83)
Other non-current assets						6,961
Total assets						(543)
Liabilities
Other current liabilities						315
Current portion of operating lease liabilities						(315)
Operating lease liability-long term						(6,740)
Deferred tax liabilities						5,045
Other long-term liabilities						6,740
Total liabilities						5,045
Stockholders' Equity
Accumulated deficit						(2,864)
Accumulated other comprehensive loss						(25)
Total Ideanomics, Inc. shareholders' equity						(2,889)
Non-controlling interest						(2,699)
Total equity						(5,588)
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity						$ (543)